ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

10. ACCRUED EXPENSES

Accrued expenses consist of:

	December 31,
	2023	2022
	(in thousands)
Consideration payable to selling stockholder	$8,840	$8,200
Accrued government taxes	5,580	5,517
Accrued interest	2,047	3,781
Accrued salaries and benefits	657	600
Accruals to social agencies	669	664
Other accrued expenses	322	212
Total	$18,115	$18,974